CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
NON-CURRENT ASSETS [abstract]
Property, plant and equipment	¥ 440,554	$ 63,282	¥ 413,383	[1]
Right-of-use assets	9,179	1,318	0	[2]
Intangible assets	16,306	2,342	16,073
Investments in associates	24,513	3,521	4,433
Investment in a joint venture	20,977	3,013	20,268
Debt investment	1,608	231	0
Equity investments	2,936	422	4,066
Deferred tax assets	25,992	3,734	27,465
Other non-current assets	9,721	1,396	9,542	[3]
Total non-current assets	551,786	79,259	495,230
CURRENT ASSETS [abstract]
Inventories and supplies	6,314	907	5,853
Trade receivables	10,006	1,436	7,922
Due from related companies	15,300	2,198	15,210
Other financial assets	114,513	16,449	125,283
Other current assets	9,278	1,333	8,128
Time deposits with maturity over three months	16,855	2,421	13,760
Cash and cash equivalents	33,679	4,838	14,995
Total current assets	205,945	29,582	191,151
CURRENT LIABILITIES [abstract]
Loans and borrowings	12,590	1,809	4,231
Borrowings from the parent company	0	0	4,760
Trade and accrued payables	19,828	2,848	13,679
Due to the parent company	3	0	147
Due to related companies	20,318	2,918	19,628
Lease liabilities	1,425	205	0	[1]
Contract liabilities	2,231	320	2,036
Other payables and accrued liabilities	20,898	3,002	13,937
Taxes payable	13,956	2,005	15,739
Total current liabilities	91,249	13,107	74,157
NET CURRENT ASSETS	114,696	16,475	116,994
TOTAL ASSETS LESS CURRENT LIABILITIES	666,482	95,734	612,224
NON-CURRENT LIABILITIES [abstract]
Loans and borrowings	136,152	19,557	133,479
Lease Liabilities	7,062	1,014	0	[1]
Provision for dismantlement	64,163	9,217	54,204
Deferred tax liabilities	3,602	517	3,180
Other non-current liabilities	7,277	1,045	1,451	[1]
Total non-current liabilities	218,256	31,350	192,314
Net Assets	448,226	64,384	419,910
Equity attributable to owners of the parent
Issued capital	43,081	6,188	43,081
Reserves	405,106	58,190	376,819
Non-controlling interests	39	6	10
TOTAL EQUITY	¥ 448,226	$ 64,384	¥ 419,910

[1]	In relation to assets previously under finance leases, the Group recategorized the carrying amounts of the relevant assets which were still under lease as at January 1, 2019 amounting to RMB755 million as right-of-use assets.
[2]	In relation to assets previously under finance leases, the Group recategorized the carrying amounts of the relevant assets which were still under lease as at January 1, 2019 amounting to RMB755 million as right-of-use assets. Payments for leasehold lands included in other non-current assets were recategorized as right-of-use assets.
[3]	Payments for leasehold lands included in other non-current assets were recategorized as right-of-use assets.